Document and Entity Information	Aug. 25, 2016
Prospectus:
Document Type	497
Document Period End Date	Aug. 25, 2016
Registrant Name	Dreyfus Institutional Reserves Funds
Central Index Key	0001423799
Amendment Flag	false
Document Creation Date	Aug. 25, 2016
Document Effective Date	Aug. 25, 2016
Prospectus Date	Apr. 29, 2016
Dreyfus Institutional Treasury Securities Cash Advantage Fund | Institutional Shares
Prospectus:
Trading Symbol	DUPXX
Dreyfus Institutional Treasury Securities Cash Advantage Fund | Hamilton Shares
Prospectus:
Trading Symbol	DHMXX
Dreyfus Institutional Treasury Securities Cash Advantage Fund | Premier Shares
Prospectus:
Trading Symbol	DMEXX